Fair Value Measurements - Summary Of Change in Fair Value of Derivative Liabilities (Detail) - Fair Value, Inputs, Level 3 - Rigetti Computing, Inc [Member] $ in Thousands	3 Months Ended
Mar. 31, 2022 USD ($)
Forward Warrant Agreement [Member]
Fair Value Assets And Liabilities Measured On Recurring And Nonrecurring Basis Valuation Techniques [Line Items]
Derivative liabilities, beginning balance	$ 230
Change in fair value of derivative liabilities - Level 3	(2,970)
Derivative liabilities, ending balance- Level 3	(2,740)
Earn out Liability [Member]
Fair Value Assets And Liabilities Measured On Recurring And Nonrecurring Basis Valuation Techniques [Line Items]
Derivative liabilities, beginning balance	0
Change in fair value of derivative liabilities - Level 3	(9,634)
Transfer of Public Warrants to Level 1 Measurement	26,583
Derivative liabilities, ending balance- Level 3	16,949
Public Warrants | Derivative Warrant Liabilities [Member]
Fair Value Assets And Liabilities Measured On Recurring And Nonrecurring Basis Valuation Techniques [Line Items]
Derivative liabilities, beginning balance	0
Change in fair value of derivative liabilities - Level 3	(5,089)
Transfer of Public Warrants to Level 1 Measurement	16,301
Derivative liabilities, ending balance- Level 3	11,212
Private Placement Warrants | Derivative Warrant Liabilities [Member]
Fair Value Assets And Liabilities Measured On Recurring And Nonrecurring Basis Valuation Techniques [Line Items]
Derivative liabilities, beginning balance	0
Change in fair value of derivative liabilities - Level 3	(2,581)
Transfer of Public Warrants to Level 1 Measurement	9,167
Derivative liabilities, ending balance- Level 3	6,586
Trinity Warrants [Member] | Derivative Warrant Liabilities [Member]
Fair Value Assets And Liabilities Measured On Recurring And Nonrecurring Basis Valuation Techniques [Line Items]
Derivative liabilities, beginning balance	4,355
Change in fair value of derivative liabilities - Level 3	1,848
Derivative liabilities, ending balance- Level 3	$ 6,203